Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity File Number	000-50385
Entity Registrant Name	GROWLIFE, INC.
Entity Central Index Key	0001161582
Entity Tax Identification Number	90-0821083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11335 NE 122nd Way
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98034
City Area Code	(866)
Local Phone Number	781-5559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false